DESCRIPTION OF OUR BUSINESS	12 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Note 1. DESCRIPTION OF OUR BUSINESS

AnythingIT, Inc. (the “Company”) is a provider of green technology solutions, managing the equipment disposition needs of our government and commercial clients by buying, reselling, or recycling, in an environmentally and regulatory compliant manner, computers and other technology hardware.  By delivering cost effective asset management solutions and capitalizing on our knowledge and relationships in the industry, we believe that we are able to maximize the technology dollars of our clients.

Our focus is on executing and managing secure, compliant end-of-life information technology (“IT”) asset management and disposition services.  As part of our services, we provide a comprehensive asset management system or integrate with our clients existing asset management systems with the goal of providing clear audit trail of the asset and enabling our clients the ability to assess shipping or disposal status, take inventory and generate settlement reports for every returned asset.

Additionally, we are focused on partnering with veterans either through providing employment opportunities directly or through our continuing support of Work Vessels For Veterans.

The Company maintains its principal office in Fair Lawn, New Jersey.